Pension obligations - Schedule of actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Discount rate	2.30%	0.35%
Interest credited on savings accounts	2.30%	0.35%
Future salary increases	1.50%	1.50%
Future pension increases	0.00%	0.00%